13F-
03/31/2007
0001353342
sev#ncv3
NONE
1
Justine Scranton
212-984-2316
justine@wrainvest.com
13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     WRA Investments, LLC
Address:  101 Park Avenue, 48th Floor
          New York, NY 10178

13 File Number: 00-00000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      William R. Araskog
Title:     Managing Member
Phone:     212-984-2301
Signature, Place and Date of Signing:

    William R. Araskog  May 08, 2007

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    34

Form 13F Information Table Value Total:    130979

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ACCREDITED HOME LENDRS HLDG	 COMMON STOCK	  00437P107	1622   175000 SH       SOLE     01          175000        0        0
D ALCOA INC			 COMMON STOCK     013817101	5763   170000 SH       SOLE     01          170000        0        0
D AMERICAN HOME MTG INVT CORP	 COMMON STOCK	  02660R107	2537    94000 SH       SOLE     01           94000        0        0
D AMERICA MOVIL SAB DE CV	 SPON ADR L SHS   02364W105	6117   128000 SH       SOLE     01          128000        0        0
D BAIDU COM INC	                 SPON ADR REP A   056752108	1738    18000 SH       SOLE     01           18000        0        0
D BEACON ROOFING SUPPY INC       COMMON STOCK     073685109	1885   116500 SH       SOLE     01          116500        0        0
D BIGBAND NETWORKS INC           COMMON STOCK     089750509	 270    15000 SH       SOLE     01           15000        0        0
D BOEING CO	                 COMMON STOCK     097023105	5646    63500 SH       SOLE     01           63500        0        0
D CANADIAN SOLAR INC             COMMON STOCK     136635109     1268   130000 SH       SOLE     01          130000        0        0
D CHINA GRENTECH CORP LTD	 ADR		  16938P107      583    52231 SH       SOLE     01           52231        0        0
D DOLLAR THRIFTY AUTOMOTIVE GP	 COMMON STOCK	  256743105	2700    52900 SH       SOLE     01           52900        0        0
D EQUINIX INC			 COM NEW 	  29444U502     3793    44295 SH       SOLE     01           44295        0        0
D FOCUS MEDIA HLDG LTD	         SPONSORED ADR    34415V109     5127    65345 SH       SOLE     01           65345  	  0        0
D GANNETT INC                    COMMON STOCK     364730101      349     6200 SH       SOLE     01            6200        0        0
D GREAT LAKES DREDGE & DOCK CO   COMMON STOCK     390607109	4875   707550 SH       SOLE     01          707550        0        0
D INDYMAC BANCORP INC		 COMMON STOCK     456607100     6410   200000 SH       SOLE     01          200000        0        0
D INFINEON TECHNOLOGIES AG	 SPONSORED ADR    45662N103     6072   390000 SH       SOLE     01          390000        0        0
D INTEL CORP	                 COMMON STOCK     458140100     4352   227500 SH       SOLE     01          227500        0        0
D ISHARES TR	                 FTSE XNHUA IDX   464287184    12440   121450 SH       SOLE     01          121450        0        0
D KAISER ALUMINUM CORP           COM PAR $0.01    483007704	5031    64500 SH       SOLE     01           64500        0        0
D KIRBY CORP		         COMMON STOCK     497266106     3330    95200 SH       SOLE     01           95200        0        0
D LINCOLN NATL CORP IND          COMMON STOCK     534187109	2983    44000 SH       SOLE     01           44000        0        0
D MARTIN MARIETTA MATLS INC	 COMMON STOCK     573284106     6882    50900 SH       SOLE     01           50900        0        0
D MEDCO HEALTH SOLUTIONS INC	 COMMON STOCK     58405U102     4932    68000 SH       SOLE     01           68000        0        0
D ORCKIT COMMUNICATIONS LTD      SHS NEW          M7531S206      918    90000 SH       SOLE     01           90000        0        0
D PRINCIPAL FINANCIAL GROUP IN   COMMON STOCK     74251V102	2844    47500 SH       SOLE     01           47500        0        0
D QUALCOMM INC	                 COMMON STOCK     747525103	5716   134000 SH       SOLE     01          134000        0        0
D SAVVIS INC      		 COM NEW          805423308	4879   101900 SH       SOLE     01          101900        0        0
D TALISMAN ENERGY INC            COMMON STOCK     87425E103     4814   274000 SH       SOLE     01          274000        0        0
D TIM PARTICIPACOES S A	         SPONS ADR PFD    88706P106     3287   101200 SH       SOLE     01          101200        0        0
D UNUM GROUP			 COMMON STOCK     91529Y106	2004    87000 SH       SOLE     01           87000        0        0
D VULCAN MATLS CO		 COMMON STOCK	  929160109     2924    25100 SH       SOLE     01           25100        0        0
D WESTERN UN CO			 COMMON STOCK	  959802109     3786   172500 SH       SOLE     01          172500        0        0
D WNS HOLDINGS LTD		 SPONSORED ADR	  92932M101     3102   106467 SH       SOLE     01          106467        0        0


S REPORT SUMMARY                 34 DATA RECORDS              130979        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



13F: Report Creation

NOTE: The 13F-HR File ends on the line labeled TABLE. All information following this line is informational and should not be included in the SEC Filing.

Period                       03/31/07
Client                       WRA Investments, L.L.C.
Use Adjustments              No
Combine Funds                No
Report Data Records                            34
               Total Records                   34
               Total Omitted                    0
Report Market Value x($1000)               130979
Other Managers Included                         0

Omitted Records (positions with quantity less than 10,000 and market value less than $200,000)

                     Omitted Records
     Cusip             Desciption              Quantity    Market Value


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